Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Segment information
Schedule of geographical information of operating segments

Geographical information

	Argentina		Brazil		Uruguay		Armenia	Ecuador	Italy	Intrasegment
	Airports	Others	Airports	Others	Airports	Others	Airports	Airports	Airports	adjustments	Unallocated	Total
Year ended December 31, 2021
Aeronautical revenue (*)	94,881	-	24,121	-	14,564	-	45,312	46,456	37,475	-	-	262,809
Non-aeronautical revenue (*)
Commercial revenue	214,573	202	34,329	-	20,200	18,031	46,503	17,948	17,082	(9,037)	2,256	362,087
Construction service revenue	53,501	-	-	-	5,280	-	6,559	752	13,668	-	-	79,760
Other revenue	-	-	-	-	14	-	-	-	2,243	(806)	806	2,257
Cost of services	(326,974)	(68)	(59,198)	-	(35,903)	(11,635)	(56,791)	(44,371)	(83,149)	7,850	(12,142)	(622,381)
Gross profit / (loss)	35,981	134	(748)	-	4,155	6,396	41,583	20,785	(12,681)	(1,993)	(9,080)	84,532
Selling, general and administrative expenses	(38,338)	(145)	(8,228)	(143)	(7,674)	(1,362)	(11,173)	(11,703)	(13,053)	1,993	(12,236)	(102,062)
Impairment loss of non-financial assets	-	-	-	-	-	-	-	-	(371)	-	-	(371)
Other operating income	8,109	2	20,285	-	152	56	168	82	13,923	-	-	42,777
Other operating expenses	(14,925)	(8)	(2,191)	-	(119)	(66)	(703)	(13)	-	-	(391)	(18,416)
Operating (loss) / income	(9,173)	(17)	9,118	(143)	(3,486)	5,024	29,875	9,151	(12,182)	-	(21,707)	6,460
Share of income / (loss) in associates	-	-	-	-	-	-	-	-	91	-	(720)	(629)
Amortization and depreciation	74,743	-	9,999	-	11,112	1,056	14,411	7,000	12,290	-	12,890	143,501
Adjusted Ebitda	65,570	(17)	19,117	(143)	7,626	6,080	44,286	16,151	199	-	(9,537)	149,332
Construction services revenue	(53,501)	-	-	-	(5,280)	-	(6,559)	(752)	(13,668)	-	-	(79,760)
Construction services cost	53,378	-	-	-	5,280	-	6,368	752	11,675	-	-	77,453
Adjusted Ebitda excluding Construction Services	65,447	(17)	19,117	(143)	7,626	6,080	44,095	16,151	(1,794)	-	(9,537)	147,025
Construction services revenue	53,501	-	-	-	5,280	-	6,559	752	13,668	-	-	79,760
Construction services cost	(53,378)	-	-	-	(5,280)	-	(6,368)	(752)	(11,675)	-	-	(77,453)
Adjusted Ebitda	65,570	(17)	19,117	(143)	7,626	6,080	44,286	16,151	199	-	(9,537)	149,332
Financial income												28,080
Financial loss												(131,271)
Inflation adjustment												6,691
Amortization and depreciation												(143,501)
Loss before income tax												(90,669)
Income tax												(69,111)
Net loss from continuing operations												(159,780)
Loss from discontinued operations												(21,196)
Net loss for the year												(180,976)

Current assets	232,737	82	41,384	27	21,436	4,264	71,315	43,357	101,116	(60,620)	171,219	626,317
Non-current assets	1,395,707	27	670,006	114	144,164	7,863	148,838	57,798	274,947	(768)	295,618	2,994,314
Capital Expenditure	53,501	-	1,838	-	5,511	2,556	7,629	779	19,927	-	-	91,741
Current liabilities	284,442	40	328,750	-	12,345	3,180	30,067	35,749	117,933	(60,620)	90,401	842,287
Non-current liabilities	684,460	-	663,012	-	60,225	2,010	41,309	20,051	141,898	(768)	392,539	2,004,736

(*) Mainly includes revenues recognized over time, see Note 5.

4 Segment information (Cont.)

Geographical information (Cont.)

	Argentina		Brazil		Uruguay		Armenia	Ecuador	Italy	Intrasegment
	Airports	Others	Airports	Others	Airports	Others	Airports	Airports	Airports	adjustments	Unallocated	Total
Year ended December 31, 2020
Aeronautical revenue (*)	106,681	-	20,883	-	19,616	-	15,308	28,128	29,379	-	-	219,995
Non-aeronautical revenue (*)
Commercial revenue	147,599	184	30,510	-	19,890	15,536	22,396	13,002	16,799	(6,368)	165	259,713
Construction service revenue	95,793	-	-	-	9,281	-	1,730	8,611	10,363	-	-	125,778
Other revenue	-	-	-	-	56	-	-	-	1,777	(2,184)	2,221	1,870
Cost of services	(380,176)	(71)	(60,799)	-	(40,306)	(11,004)	(39,517)	(42,753)	(72,163)	7,118	(13,912)	(653,583)
Gross profit / (loss)	(30,103)	113	(9,406)	-	8,537	4,532	(83)	6,988	(13,845)	(1,434)	(11,526)	(46,227)
Selling, general and administrative expenses	(38,033)	(144)	(11,300)	(38)	(7,943)	(1,520)	(8,596)	(10,583)	(14,437)	1,357	(10,538)	(101,775)
Impairment loss of non-financial assets	-	-	(26,362)	-	-	-	-	-	-	-	(35,906)	(62,268)
Other operating income	6,522	3	34,829	-	281	117	129	256	11,968	-	-	54,105
Other operating expenses	(2,731)	(16)	(3,320)	-	(132)	(131)	(889)	(389)	18	77	(20)	(7,533)
Operating income / (loss)	(64,345)	(44)	(15,559)	(38)	743	2,998	(9,439)	(3,728)	(16,296)	-	(57,990)	(163,698)
Share of loss in associates	-	-	-	-	-	-	-	-	115	-	(1,782)	(1,667)
Amortization and depreciation	115,119	-	9,065	-	11,467	1,134	14,900	5,074	11,903	-	14,786	183,448
Adjusted Ebitda	50,774	(44)	(6,494)	(38)	12,210	4,132	5,461	1,346	(4,278)	-	(44,986)	18,083
Construction services revenue	(95,793)	-	-	-	(9,281)	-	(1,730)	(8,611)	(10,363)	-	-	(125,778)
Construction services cost	95,684	-	-	-	9,281	-	1,679	8,611	9,183	-	-	124,438
Adjusted Ebitda excluding Construction services	50,665	(44)	(6,494)	(38)	12,210	4,132	5,410	1,346	(5,458)	-	(44,986)	16,743
Construction services revenue	95,793	-	-	-	9,281	-	1,730	8,611	10,363	-	-	125,778
Construction services cost	(95,684)	-	-	-	(9,281)	-	(1,679)	(8,611)	(9,183)	-	-	(124,438)
Adjusted Ebitda	50,774	(44)	(6,494)	(38)	12,210	4,132	5,461	1,346	(4,278)	-	(44,986)	18,083
Financial income												35,697
Financial loss												(215,496)
Inflation adjustment												(26,532)
Amortization and depreciation												(183,448)
Income before income tax												(371,696)
Income tax												14,295
Net loss from continuing operations												(357,401)
Loss from discontinued operations												(4,492)
Net loss for the year												(361,893)

Current assets	146,414	96	35,180	31	11,936	4,148	40,705	30,209	132,706	(65,395)	183,963	519,993
Non-current assets	1,170,598	21	756,448	122	149,871	6,420	144,745	64,580	274,620	(768)	319,001	2,885,658
Capital Expenditure	95,794	-	3,224	-	10,818	1,160	2,701	10,509	13,835	-	2	138,043
Current liabilities	273,173	40	103,756	1	20,578	2,608	4,046	27,544	117,787	(65,165)	68,186	552,554
Non-current liabilities	509,623	-	881,535	-	53,962	2,666	64,242	25,451	158,523	(998)	352,807	2,047,811

(*) Mainly includes revenues recognized over time, see Note 5.

4 Segment information (Cont.)

Geographical information (Cont.)

	Argentina		Brazil		Uruguay		Armenia	Ecuador	Italy	Intrasegment
	Airports	Others	Airports	Others	Airports	Others	Airports	Airports	Airports	adjustments	Unallocated	Total (**)
Year ended December 31, 2019
Aeronautical revenue (*)	387,333	-	56,141	-	62,164	-	52,558	71,056	94,744	-	-	723,996
Non-aeronautical revenue (*)
Commercial revenue	239,406	217	60,440	-	39,410	16,888	69,314	23,664	39,068	(7,281)	774	481,900
Construction service revenue	308,296	-	-	-	6,110	-	11,591	14,888	9,379	-	-	350,264
Other revenue	-	-	-	-	60	-	-	-	2,444	(5,045)	5,021	2,480
Cost of services	(711,144)	(18)	(96,210)	-	(54,218)	(12,968)	(82,472)	(71,958)	(104,573)	9,191	(14,055)	(1,138,425)
Gross profit / (loss)	223,891	199	20,371	-	53,526	3,920	50,991	37,650	41,062	(3,135)	(8,260)	420,215
Selling, general and administrative expenses	(88,083)	(308)	(12,515)	(115)	(12,625)	(1,346)	(12,259)	(17,035)	(15,012)	3,137	(12,130)	(168,291)
Impairment loss of non-financial assets	-	-	(42,801)	-	-	-	-	-	-	-	-	(42,801)
Other operating income	15,474	38	1,341	-	131	49	103	140	-	(17)	-	17,259
Other operating expenses	(1,075)	-	(332)	-	(346)	(75)	(731)	(93)	(111)	16	-	(2,747)
Operating income / (loss)	150,207	(71)	(33,936)	(115)	40,686	2,548	38,104	20,662	25,939	1	(20,390)	223,635
Share of loss in associates	-	-	-	-	-	-	-	-	35	-	(1,451)	(1,416)
Amortization and depreciation	91,217	-	11,788	-	12,124	1,024	13,724	4,646	12,530	-	15,394	162,447
Adjusted Ebitda	241,424	(71)	(22,148)	(115)	52,810	3,572	51,828	25,308	38,504	1	(6,447)	384,666
Construction services revenue	(308,296)	-	-	-	(6,110)	-	(11,591)	(14,888)	(9,379)	-	-	(350,264)
Construction services cost	308,072	-	-	-	6,110	-	11,255	14,888	7,673	-	-	347,998
Adjusted Ebitda excluding Construction services	241,200	(71)	(22,148)	(115)	52,810	3,572	51,492	25,308	36,798	1	(6,447)	382,400
Construction services revenue	308,296	-	-	-	6,110	-	11,591	14,888	9,379	-	-	350,264
Construction services cost	(308,072)	-	-	-	(6,110)	-	(11,255)	(14,888)	(7,673)	-	-	(347,998)
Adjusted Ebitda	241,424	(71)	(22,148)	(115)	52,810	3,572	51,828	25,308	38,504	1	(6,447)	384,666
Financial income												51,889
Financial loss												(233,521)
Inflation adjustment												(25,391)
Amortization and depreciation												(162,447)
Income before income tax												15,196
Income tax												(17,079)
Net loss from continuing operations												(1,883)
Loss from discontinued operations												(3,937)
Net loss for the year												(5,820)

(*) Mainly includes revenues recognized over time, see Note 5.

(**) The Group initially applied IFRS 16 at January 1, 2019. In applying IFRS 16, in relation to the leases that were classified as operating leases, the Group recognizes depreciation and interest costs, instead of operating lease expense. In relation to those leases, the Group recognized USD 3,443 of depreciation charges and USD 477 of additional interest costs from leases in 2019.